Stockholders' Equity - Assumptions used in Calculating Value of Options Granted (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	7 years		7 years
Expected volatility, minimum	99.60%	72.00%
Expected volatility, maximum	101.10%	74.20%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	10 years		10 years
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	3.64%		2.14%	0.36%
Risk-free interest rate, maximum	4.23%		4.45%	1.27%
Risk free interest rate		2.14%
Expected volatility, minimum			71.90%	71.40%
Expected volatility, maximum			87.90%	81.50%
Stock Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years	5 years	5 years	5 years
Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 29 days	6 years 3 months	6 years 3 months	6 years 6 months